Segment Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Operating business segments	3
Minimum sales as a percentage of net consolidated sales to conduct business in any individual country	10.00%	10.00%	10.00%
Net sales	¥ 3,479,788	¥ 3,557,433	¥ 3,706,901
UNITED STATES
Revenue, Major Customer [Line Items]
Net sales	¥ 763,870	¥ 779,652	¥ 836,645